Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 – Income Taxes

A. General

The Company is assessed for tax purposes on an unconsolidated basis. Each of the Company’s subsidiaries is subject to the tax rules prevailing in its country of incorporation.

B. Corporate Taxation

Israeli Companies:

The Israeli corporate income tax rate is 23% for the years 2023, 2024 and 2025.

On February 7, 2018, the Israeli Tax Authority issued a ruling granting the Company’s Israeli subsidiary, Galmed Research and Development Ltd, a “Preferred Technological Enterprise” status as defined under the Encouragement of Capital Investment Law -1959 (the “Approval”). The grant of the status means that the Company’s Israeli subsidiary will be subject to a reduced Israeli corporate tax rate that will range between 6%-12% on any future taxable “technological income” which includes sales, licenses and royalties from its IP protected products. The tax ruling applies for five years until the end of 2022 and may be extended for further periods subject to meeting certain requirements. As of December 31, 2025, the Company is yet to apply for an extension of the tax ruling.

Maltese subsidiary:

Taxable income of Maltese companies was subject to tax at the rate of 35% for the years 2023, 2024 and 2025.

No taxes were paid by the Company for the years 2023, 2024 and 2025.

C. Net Operating Loss Carry forward

As of December 31, 2025, the Company had approximately $205.9 million net-operating-loss carry forwards, consisting of approximately $11.7 million of Maltese net-operating-loss carry forwards and approximately $194.2 million Israeli net-operating-loss carry forward. Additionally, the Company had approximately $3.2 million of capital loss carry forward from the sale of marketable debt securities in Israel. The Maltese and the Israeli loss carry forwards have no expiration date.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 13 – Income Taxes (Cont.)

D. Deferred income taxes

As of December 31, 2025, the significant components of the Company’s deferred tax assets are net operating loss carryforward in the amount of $205.9 million. The Company has evaluated the positive and negative evidence bearing upon its ability to realize the deferred tax assets. Management has considered the Company’s history of cumulative net losses incurred since inception and its lack of commercialization of any products or generation of any revenue from product sales since inception and has concluded that it is more likely than not that the Company will not realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the deferred tax assets as of December 31, 2025. Management reevaluates the positive and negative evidence at each reporting period.

Significant components of the Company’s deferred tax assets are as follows

	As of December 31,
	2025	2024
	(in thousands)
Deferred tax assets
Israeli companies net-operating-loss carry forward	$43,042	$36,763
Maltese subsidiary net-operating-loss carry forward	4,102	4,095
Israeli subsidiary capital-loss carry forward	878	773
Research and Development expenses	743	759
Impairment of associate	829	263
Other reserves and allowances	71	61
Total deferred-tax assets	49,666	42,714
Valuation allowance	(49,666)	(42,714)
Net deferred-tax assets	$—	$—

E. Tax assessments

As of December 31, 2025, the Company and the Israeli Subsidiaries had a final tax assessments for tax years prior to and including the tax year ended December 31, 2019.

F. Effective tax expense

A reconciliation of the Company’s effective tax benefit to the Company’s theoretical statutory tax benefit is as follows:

	For the year ended
	December 31,
	2025
	Amount	Percentage
Israel tax benefit at statutory tax rate	$2,371	23.0%
Impairment of associate	(566)	(5.5)%
Stock-based compensation	125	(1.2)%
Change in valuation allowance	1,639	(15.9)%
Other	40	(0.4)%
Total	—	0%

	Year ended December 31,
	2024	2023
	(in thousands)
Loss before taxes on income, as reported in the consolidated statements of operations	$7,517	$6,912

Statutory tax rate	23%	23%

Theoretical tax benefit	1,729	1,590

Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(1,729)	(1,590)

Actual tax expense	$—	$—